Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY
14.	EQUITY

Ordinary Shares

Initial Public Offering

On January 17, 2024, the Company completed its IPO and was listed on the Nasdaq Capital Market under the symbol “CCTG”. 1,375,000 ordinary shares were issued at a price of $4.0 per share. On February 8, 2024, the underwriters exercised their over-allotment option in full to purchase an additional 206,250 ordinary shares of the Company at the public offering price of US$4.0 per share. The net proceeds were $3.6 million after deducting underwriting discounts and commissions, and other issuance expenses.

Dual-Class Share Structure

On September 10, 2024, the authorized share capital of the Company was increased from 100,000,000 ordinary shares to 500,000,000 ordinary shares of a par value of US$0.0005 each. The Company also implemented a dual class structure of its share capital, and reclassified the authorized share capital of 500,000,000 ordinary shares to 495,000,000 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares. The dual-class share structure was retroactively applied as if the transaction occurred at the beginning of the period presented.

Follow-on Offering

On October 2, 2025, the Company completed a follow-on public offering and issued 11,766,627 Class A ordinary shares, par value US$0.0005 per share, at a combined public offering price of US$0.60 per share and accompanying Warrants. Net proceeds from the offering were approximately US$6.34 million after deducting placement agent commissions and other offering expenses.

As part of the October 2025 follow-on offering, the Company issued 23,533,254 Warrants to purchase an equal number of Class A ordinary shares. The Warrants had an exercise price of US$0.72 per share, were exercisable immediately upon issuance, had a term of five years from the initial exercise date, and could be exercised on either a cash or cashless basis pursuant to their terms. The Warrants met the criteria for equity classification and were recorded within shareholders’ equity upon issuance.

In October 2025, all 23,533,254 outstanding Warrants were exercised on a cashless basis, and the Company issued an aggregate of 15,787,323 Class A ordinary shares. No cash proceeds were received from such exercises.

Share Consolidation

On January 23, 2026, the Company effected a one-for-ten share consolidation, pursuant to which the Company’s issued and outstanding ordinary shares were consolidated at the ratio of ten-for-one, and the authorized share capital of the Company became US$250,000 divided into 49,500,000 Class A ordinary shares of par value US$0.005 each and 500,000 Class B ordinary shares of par value US$0.005 each. Any fractional shares resulting from the share consolidation were rounded up to the nearest whole share. All share and per share amounts have been retroactively adjusted to reflect the share consolidation.

As of March 31, 2026 and 2025, the Company’s issued Class A Ordinary Shares were 3,413,520 and 658,125, respectively, and issued Class B Ordinary Shares were 500,000 and 500,000, respectively.

Restricted Net Assets

A significant portion of the Company’s operations are conducted through its PRC subsidiary. The Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from its subsidiary. Relevant PRC and regulations permit payments of dividends by PRC subsidiary only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after an entity has met the requirements for appropriation to statutory reserves. The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the board of directors of the Company. Paid-in capital of our PRC subsidiary included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiary is restricted in its ability to transfer a portion of their net assets to the Company. As of March 31, 2026 and 2025, net assets restricted in the aggregate, which included paid-in capital and statutory reserve funds of the Company’s PRC subsidiary, that were included in the Company’s consolidated net assets, were approximately $2,411,781 and $2,411,781, or 19.0% and 22.5% of the Company’s total net assets, respectively.